Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Net of estimated recoveries from third-party	$ 2,000,000	$ 12,700,000
Additional loss due to legacy claims	500,000
Rental expense	16,700,000	18,000,000	20,600,000
Acquisition of plant and equipment and other purchase obligations	$ 0